S000069533 [Member] Expense Example - iShares ESG Select Screened S&P Mid-Cap ETF - iShares ESG Select Screened S&P Mid-Cap ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154